Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenue:
Oil and gas	$ 3,387,665	$ 1,138,872	$ 5,894,191	$ 3,790,306
Commodity derivative gain	155,570	290,840	280,500	701,970
Other income	291,093	132,186	480,568	255,323
Total revenue	3,834,328	1,561,898	6,655,259	4,747,599
Expenses:
Lease operating expenses	625,100	255,221	1,313,817	767,147
Transportation costs	469,650	103,724	741,855	226,298
Production and property taxes	213,597	101,666	410,417	312,648
General and administrative	1,182,166	677,394	3,771,081	2,411,771
Depreciation, depletion and amortization	914,182	363,383	1,661,104	1,163,263
Accretion of asset retirement obligations	59,574	4,139	71,315	12,621
Impairment of oil and gas properties	3,825,042		12,204,761
Total expenses	7,289,311	1,505,527	20,174,350	4,893,748
Operating (loss) income	(3,454,983)	56,371	(13,519,091)	(146,149)
Other income and (expense):
Interest income	629	10,196	668	29,329
Interest expense	(130,834)	(41,354)	(323,147)	(291,000)
Loss on disposition of fixed asset			(12,564)
Other expenses	(450,000)		(450,000)
Equity investment (loss) income	(36,479)		4,880
Gain on sale of oil and gas properties				9,876,510
Total other income and (expense)	(616,684)	(31,158)	(780,163)	9,614,839
(Loss) income before income taxes	(4,071,667)	25,213	(14,299,254)	9,468,690
Provision for income taxes				5,404,000
Net income (loss) before non-controlling interests	(4,071,667)	25,213	(14,299,254)	4,064,690
Net loss (income) attributable to non-controlling interests	844,136	(141,392)	947,193	(908,453)
Net (loss) income attributable to controlling interest	$ (3,227,531)	$ (116,179)	$ (13,352,061)	$ 3,156,237
Net (loss) income per common share:
Basic (in dollars per share)	$ (0.03)	$ 0.00	$ (0.20)	$ 0.07
Diluted (in dollars per share)	$ (0.03)	$ 0.00	$ (0.20)	$ 0.07
Weighted average common shares outstanding:
Basic (in shares)	107,880,667	45,946,530	66,643,329	45,946,530
Diluted (in shares)	107,880,667	45,946,530	66,643,329	48,194,319